Schedule of Investments (unaudited) December 31, 2019	BlackRock All-Cap Energy & Resources Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 94.8%

Energy Equipment & Services — 2.4%
Baker Hughes Co.	67,206	$1,722,490

Oil, Gas & Consumable Fuels — 92.4%
BP PLC	910,862	5,730,095
Cabot Oil & Gas Corp.	34,500	600,645
Cairn Energy PLC(a)	267,975	733,113
Canadian Natural Resources Ltd.	60,008	1,940,885
Chevron Corp.	21,367	2,574,937
CNOOC Ltd.	854,000	1,420,057
Concho Resources, Inc.	16,758	1,467,498
ConocoPhillips	64,590	4,200,288
Enbridge, Inc.	28,150	1,119,236
Eni SpA	121,810	1,891,868
EOG Resources, Inc.	35,358	2,961,586
EQUINOR ASA	72,440	1,444,619
Exxon Mobil Corp.	83,702	5,840,726
Galp Energia SGPS SA	47,833	803,027
Hess Corp.	13,600	908,616
Kosmos Energy Ltd.	191,484	1,091,459
Lundin Petroleum AB	16,400	556,853
Marathon Petroleum Corp.	38,952	2,346,858
Noble Energy, Inc.	36,691	911,404
Oil Search Ltd.	177,387	904,503

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Petroleo Brasileiro SA — ADR	22,000	$350,680
Pioneer Natural Resources Co.	10,118	1,531,562
Royal Dutch Shell PLC, Class A	296,008	8,766,105
Suncor Energy, Inc.	81,440	2,669,197
TC Energy Corp.	53,499	2,849,325
TOTAL SA	106,086	5,886,793
Valero Energy Corp.	21,714	2,033,516
Williams Cos., Inc.	115,399	2,737,264

		66,272,715

Total Long-Term Investments — 94.8% (Cost: $60,934,075)		67,995,205

Short-Term Securities — 3.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.51%(b)(c)	2,363,590	2,363,590

Total Short-Term Securities — 3.3% (Cost: $2,363,590)		2,363,590

Total Investments — 98.1% (Cost: $63,297,665)		70,358,795

Other Assets Less Liabilities — 1.9%		1,367,189

Net Assets — 100.0%		$71,725,984

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)

During the period ended December 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,409,004	954,586	2,363,590	$2,363,590	$5,926	$4	$—

(a)	Includes net capital gain distributions, if applicable.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviation

ADR	American Depository Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock All-Cap Energy & Resources Portfolio

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Energy Equipment & Services	$1,722,490	$—	$—	$1,722,490
Oil, Gas & Consumable Fuels	38,135,682	28,137,033	—	66,272,715
Short-Term Securities	2,363,590	—	—	2,363,590

	$42,221,762	$28,137,033	$—	$70,358,795

2